Other gain/(loss) - net (Tables)	12 Months Ended
Dec. 31, 2025
Other Gains Loss Net [Abstract]
Summary of Detailed Information About Other Gains Losses Net Explanatory

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Government grants	212,257	183,979	131,198
Foreign exchange gain/(loss)	75,714	(190,800)	(64,565)
ADS transferring income	72,702	41,603	13,729
Input VAT super-deduction	29,454	2,299	—
Others	(177,169)	(289,720)	(154,492)

	212,958	(252,639)	(74,130)